CAPITAL MANAGEMENT AND FINANCIAL RISK (Details 3) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
10% increase in equity prices
DisclosureOfPriceRiskLineItems [Line Items]
Change in net income (loss)	$ 368
10% decrease in equity prices
DisclosureOfPriceRiskLineItems [Line Items]
Change in net income (loss)	$ (305)